UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 68.74%
Federal Farm Credit Bank
0.761%, due 02/21/17[1]	9,000,000	9,003,358
0.770%, due 10/27/17[2]	9,000,000	8,948,410
0.786%, due 02/27/17[1]	2,000,000	2,000,521
0.821%, due 02/08/17[1]	5,000,000	4,999,348
0.840%, due 04/17/17	6,500,000	6,504,463
0.866%, due 02/28/17[1]	15,000,000	15,000,000
0.904%, due 03/02/17[1]	3,790,000	3,796,591
Federal Home Loan Bank
0.400%, due 02/15/17[2]	13,000,000	12,997,978
0.445%, due 02/10/17[2]	10,000,000	9,998,888
0.448%, due 03/24/17[2]	25,000,000	24,984,133
0.450%, due 02/10/17[2]	15,000,000	14,998,312
0.467%, due 03/31/17[2]	10,000,000	9,992,476
0.524%, due 03/08/17[2]	20,000,000	19,989,811
0.525%, due 02/17/17[2]	9,000,000	8,997,900
0.525%, due 02/28/17[2]	13,000,000	12,994,881
0.530%, due 02/27/17[2]	17,000,000	16,993,493
0.530%, due 03/13/17[2]	33,000,000	32,980,567
0.530%, due 04/03/17[2]	15,000,000	14,986,529
0.535%, due 04/07/17[2]	9,000,000	8,991,306
0.545%, due 04/05/17[2]	20,000,000	19,980,925
0.545%, due 04/26/17[2]	15,000,000	14,980,925
0.550%, due 03/24/17[2]	10,000,000	9,992,208
0.550%, due 03/28/17[2]	23,000,000	22,980,674
0.560%, due 03/29/17[2]	21,000,000	20,981,707
0.570%, due 04/20/17[2]	30,000,000	29,962,950
0.575%, due 03/16/17[2]	10,000,000	9,993,132
0.575%, due 04/10/17[2]	18,000,000	17,980,450
0.590%, due 06/30/17[2]	10,000,000	9,975,581
0.596%, due 02/17/17[1]	10,000,000	10,000,000
0.610%, due 07/14/17[2]	22,000,000	21,939,237
0.612%, due 02/16/17[1]	13,000,000	13,001,406
0.625%, due 05/30/17	28,000,000	28,006,335
0.625%, due 07/25/17	10,000,000	9,999,480
0.630%, due 05/23/17[2]	10,000,000	9,980,575
0.630%, due 08/03/17[2]	4,000,000	3,987,190
0.640%, due 08/01/17[2]	10,000,000	9,967,822
0.652%, due 02/14/17[1]	8,000,000	8,000,000
0.750%, due 02/13/17	20,500,000	20,502,275
0.750%, due 10/18/17[2]	10,000,000	9,946,042
0.755%, due 02/12/17[1]	10,000,000	9,998,754
0.759%, due 04/16/17[1]	10,000,000	10,000,000
0.777%, due 03/26/17[1]	11,000,000	10,998,539
0.786%, due 02/28/17[1]	1,950,000	1,949,785
0.816%, due 02/06/17[1]	13,000,000	13,011,905
0.935%, due 04/10/17[1]	10,000,000	9,999,640
0.957%, due 04/27/17[1]	13,000,000	13,017,826
Federal Home Loan Mortgage Corp.
0.370%, due 02/14/17[2]	9,000,000	8,998,798
0.420%, due 03/21/17[2]	10,000,000	9,994,400
0.520%, due 05/17/17[2]	13,000,000	12,980,283
0.560%, due 06/01/17[2]	9,000,000	8,983,200

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
Federal National Mortgage Association
0.609%, due 06/01/17[2]	5,000,000	4,990,054
0.985%, due 04/11/17[1]	6,500,000	6,500,000
US Treasury Bills
0.422%, due 03/30/17[2]	35,000,000	34,976,586
0.568%, due 04/27/17[2]	12,000,000	11,983,907
US Treasury Notes
0.625%, due 05/31/17	5,000,000	4,998,974
0.676%, due 02/01/17[1]	10,000,000	10,001,400
0.680%, due 02/01/17[1]	12,100,000	12,100,869
0.696%, due 02/01/17[1]	18,000,000	18,003,754
0.750%, due 03/15/17	10,000,000	10,002,764
0.750%, due 10/31/17	13,000,000	12,993,974
0.750%, due 01/31/18	7,000,000	6,992,024
0.875%, due 02/28/17	6,000,000	6,001,706
0.875%, due 11/30/17	13,000,000	13,002,048
0.875%, due 01/31/18	5,000,000	5,001,341
1.875%, due 08/31/17	5,000,000	5,033,926
1.875%, due 10/31/17	13,000,000	13,096,497
3.000%, due 02/28/17	10,000,000	10,019,336

Total US government and agency obligations (cost — $836,950,169)		836,950,169

Repurchase agreements — 31.23%
Repurchase agreement dated 01/31/17 with Goldman Sachs & Co., 0.540% due 02/01/17, collateralized by $58,498,372 US Treasury Bond STRIPs, zero coupon due 11/15/33 to 05/15/42; (value — $30,396,000); proceeds: $29,800,447	29,800,000	29,800,000
Repurchase agreement dated 01/31/17 with Mitsubishi UFJ Securities USA, Inc.0.540% due 02/01/17, collateralized by $317,084,208 Federal Home Loan Mortgage Corp. obligations, 0.882% to 4.500% due 11/01/17 to 02/01/47, $508,040,746 Federal National Mortgage Association obligations, 1.889% to 5.710% due 09/01/18 to 01/01/47, and $167,495,775 Government National Mortgage Association obligations, 2.500% to 5.000% due 11/20/37 to 03/20/65; (value — $357,000,000); proceeds: $350,005,250	350,000,000	350,000,000

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2017 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/17 with State Street Bank and Trust Co., 0.010% due 02/01/17, collateralized by $405,862 US Treasury Note, 1.625% due 12/31/19; (value — $408,222); proceeds: $400,000	400,000	400,000

Total repurchase agreements (cost — $380,200,000)		380,200,000

Total investments (cost — $1,217,150,169 which approximates cost for federal income tax purposes) — 99.97%		1,217,150,169
Other assets in excess of liabilities — 0.03%		336,705

Net assets (applicable to 1,217,485,073 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		$1,217,486,874

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	836,950,169	—	836,950,169
Repurchase agreements	—	380,200,000	—	380,200,000
Total	—	1,217,150,169	—	1,217,150,169

At January 31, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 55 days.

Portfolio footnotes

[1]

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym
STRIP	Separate Trading of Registered Interest and Principal of Securities

UBS Money Series

Valuation of investments: Under Rule 2a-7 under the 1940 Act, the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated October 31, 2016.

UBS Money Series

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $1,974,500,593.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $4,496,144,092.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Reserves Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $1,264,692,277.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Institutional Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $973,646,883.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $517,198,466.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio of January 31, 2017 was $8,952,243,310.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $712,616,678.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Preferred Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $442,103,919.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Preferred Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $5,709,584,881.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $219,124,316.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $206,384,339.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $38,141,310.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Investor Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $33,744,304.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Investor Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $55,636,799.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $1,502,202,332.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Capital Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $3,738,614,529.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Reserves Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $695,995,899.

(Master Trust 1940 Act File Number is 811-22078)

UBS RMA Government Money Market Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2017 was $9,198,842,549.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 3, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: April 3, 2017